Finance costs (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Financial Income and Expenses

	2020 $m	2019 $m	2018 $m
Financial income

Financial income on deposits and money market funds	2	3	2

Interest income on loans and other assets	2	3	3

	4	6	5

Financial expenses

Interest expense on external borrowings	102	78	61

Interest expense on lease liabilities	37	41	39

Capitalised interest	(1)	(5)	(5)

Unwind of discount on deferred purchase consideration	1	1	1

Other charges a	5	6	5

	144	121	101

Analysed as:

Financial expenses before exceptional items	130	121	101

Exceptional financial expenses (note 6)	14	—	—

	144	121	101

a	Other charges includes bank charges and non-bank interest expense.